Leases (Tables)	12 Months Ended
Jun. 30, 2025
Leases
Schedule of amounts recognized in profit or loss

(c)	Amounts recognized in profit or loss

	2025	2025	2024
	US$	S$	S$

Depreciation of right-of-use assets	843,989	1,073,469	498,635
Interest expense on lease liabilities	90,389	114,966	15,461
Lease expense not capitalized in lease liabilities:
- Expense relating to short-term leases	-	-	3,180
Total amount recognized in profit or loss	934,378	1,188,435	517,276